Columbia Integrated Large Cap Growth Fund II
Third Quarter Report
December 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Integrated Large Cap Growth Fund II, December 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 100.4%
Issuer	Shares	Value ($)
Communication Services 13.0%
Entertainment 0.2%
Netflix, Inc.(a)	2,461	230,743
Interactive Media & Services 12.8%
Alphabet, Inc., Class A	12,531	3,922,203
Alphabet, Inc., Class C	9,972	3,129,214
Meta Platforms, Inc., Class A	7,053	4,655,615
Pinterest, Inc., Class A(a)	8,800	227,832
Total		11,934,864
Total Communication Services		12,165,607
Consumer Discretionary 15.5%
Automobiles 4.1%
Tesla, Inc.(a)	8,505	3,824,869
Broadline Retail 4.8%
Amazon.com, Inc.(a)	19,289	4,452,287
Hotels, Restaurants & Leisure 4.4%
Booking Holdings, Inc.	266	1,424,518
DoorDash, Inc., Class A(a)	2,170	491,461
Expedia Group, Inc.	4,570	1,294,727
Las Vegas Sands Corp.	13,819	899,479
Total		4,110,185
Specialty Retail 2.2%
TJX Companies, Inc. (The)	8,119	1,247,159
Ulta Beauty, Inc.(a)	1,389	840,359
Total		2,087,518
Total Consumer Discretionary		14,474,859
Consumer Staples 1.0%
Consumer Staples Distribution & Retail 1.0%
Maplebear, Inc.(a)	7,351	330,648
Sysco Corp.	2,989	220,259
Walmart, Inc.	3,485	388,264
Total		939,171
Total Consumer Staples		939,171
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.5%
Energy Equipment & Services 0.5%
TechnipFMC PLC	10,400	463,424
Total Energy		463,424
Financials 6.9%
Capital Markets 1.6%
Charles Schwab Corp. (The)	9,775	976,620
SEI Investments Co.	5,907	484,492
Total		1,461,112
Consumer Finance 1.9%
American Express Co.	4,868	1,800,917
Financial Services 1.3%
MasterCard, Inc., Class A	1,719	981,343
PayPal Holdings, Inc.	4,335	253,077
Total		1,234,420
Insurance 2.1%
Progressive Corp. (The)	4,226	962,345
RenaissanceRe Holdings Ltd.	3,488	980,686
Total		1,943,031
Total Financials		6,439,480
Health Care 7.7%
Biotechnology 2.9%
Incyte Corp.(a)	4,303	425,007
Insmed, Inc.(a)	1,634	284,381
Neurocrine Biosciences, Inc.(a)	4,297	609,444
Vertex Pharmaceuticals, Inc.(a)	3,068	1,390,909
Total		2,709,741
Health Care Providers & Services 2.9%
Cardinal Health, Inc.	5,014	1,030,377
Cigna Group (The)	1,939	533,671
McKesson Corp.	1,447	1,186,960
Total		2,751,008

Columbia Integrated Large Cap Growth Fund II  | 2025

Portfolio of Investments  (continued)
Columbia Integrated Large Cap Growth Fund II, December 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 1.9%
Eli Lilly & Co.	1,386	1,489,506
Jazz Pharmaceuticals PLC(a)	1,400	238,000
Total		1,727,506
Total Health Care		7,188,255
Industrials 6.0%
Commercial Services & Supplies 1.4%
Rollins, Inc.	21,071	1,264,681
Construction & Engineering 0.9%
EMCOR Group, Inc.	1,435	877,919
Electrical Equipment 1.7%
GE Vernova, Inc.	2,364	1,545,039
Ground Transportation 1.6%
Uber Technologies, Inc.(a)	18,875	1,542,276
Machinery 0.4%
Cummins, Inc.	670	342,002
Total Industrials		5,571,917
Information Technology 48.0%
Communications Equipment 2.9%
Arista Networks, Inc.(a)	13,239	1,734,706
Motorola Solutions, Inc.	2,624	1,005,832
Total		2,740,538
IT Services 0.8%
EPAM Systems, Inc.(a)	3,815	781,617
Semiconductors & Semiconductor Equipment 19.7%
Advanced Micro Devices, Inc.(a)	10,234	2,191,713
Broadcom, Inc.	12,810	4,433,541
Credo Technology Group Holding Ltd.(a)	1,850	266,197
NVIDIA Corp.	59,339	11,066,724
QUALCOMM, Inc.	2,165	370,323
Total		18,328,498
Software 18.0%
Adobe, Inc.(a)	4,743	1,660,003
Atlassian Corp., Class A(a)	3,322	538,629
Dynatrace, Inc.(a)	20,807	901,775
HubSpot, Inc.(a)	2,182	875,637
Microsoft Corp.	14,882	7,197,233
Common Stocks (continued)
Issuer	Shares	Value ($)
Nutanix, Inc., Class A(a)	4,186	216,374
Oracle Corp.	4,061	791,529
Palantir Technologies, Inc., Class A(a)	9,537	1,695,202
RingCentral, Inc., Class A(a)	7,900	228,152
Salesforce, Inc.	6,175	1,635,819
ServiceNow, Inc.(a)	2,000	306,380
Zscaler, Inc.(a)	3,415	768,102
Total		16,814,835
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.	22,132	6,016,805
Western Digital Corp.	622	107,152
Total		6,123,957
Total Information Technology		44,789,445
Materials 0.3%
Metals & Mining 0.3%
Coeur Mining, Inc.(a)	16,511	294,391
Total Materials		294,391
Real Estate 0.3%
Hotel & Resort REITs 0.3%
Host Hotels & Resorts, Inc.	12,600	223,398
Total Real Estate		223,398
Utilities 1.2%
Electric Utilities 1.1%
NRG Energy, Inc.	6,361	1,012,926
Independent Power and Renewable Electricity Producers 0.1%
Vistra Corp.	863	139,228
Total Utilities		1,152,154
Total Common Stocks (Cost $62,266,642)		93,702,101

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.825%(b),(c)	45,239	45,225
Total Money Market Funds (Cost $45,225)		45,225
Total Investments in Securities (Cost: $62,311,867)		93,747,326
Other Assets & Liabilities, Net		(447,384)
Net Assets		93,299,942
Columbia Integrated Large Cap Growth Fund II  | 2025

Portfolio of Investments  (continued)
Columbia Integrated Large Cap Growth Fund II, December 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.825%
	56,949,096	621,289,735	(678,193,424)	(182)	45,225	(699)	659,538	45,239
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Integrated Large Cap Growth Fund II  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT117_03_T01_(02/26)